Cover	May 04, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2021
Entity File Number	001-38186
Entity Registrant Name	CUSTOM TRUCK ONE SOURCE, INC.
Entity Central Index Key	0001709682
Entity Tax Identification Number	84-2531628
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7701 Independence Ave
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64125
City Area Code	816
Local Phone Number	241-4888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, $0.0001 par value
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	CTOS
Security Exchange Name	NYSE
Redeemable warrants, exercisable for Common Stock, $0.0001 par value
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for Common Stock, $0.0001 par value
Trading Symbol	CTOS.WS
Security Exchange Name	NYSE